Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 12:	PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2024 and December 31, 2023, PPE consisted of the following:

	Notes	BVVE	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2024		354,803	—	5,740	50,728	1,262	412,533
Additions		294,311	—	29,114	10,228	529	334,182
Dispositions		(433)	—	—	(560)	(25)	(1,018)
Transfer to assets held for sale	10	(208,471)	—	—	—	—	(208,471)
Effect of change in discount rate in asset retirement obligations	21	—	—	—	88	—	88
Sales tax recovery	29	(14,763)	—	(428)	(657)	(18)	(15,866)
Balance as of December 31, 2024		425,447	—	34,426	59,827	1,748	521,448

Accumulated Depreciation
Balance as of January 1, 2024		199,794	—	424	25,656	647	226,521
Depreciation	29, 31	141,219	—	423	4,166	222	146,030
Sales tax recovery - depreciation	29, 31	(8,624)	—	(28)	(104)	(4)	(8,760)
Dispositions		(62)	—	—	(423)	(16)	(501)
Transfer to assets held for sale	10	(197,199)	—	—	—	—	(197,199)
Impairment on deposits transferred to PPE		6,750	—	—	82	—	6,832
Balance as of December 31, 2024		141,878	—	819	29,377	849	172,923

Net book value as of December 31, 2024		283,569	—	33,607	30,450	899	348,525

	Notes	BVVE	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2023		308,205	9,000	4,392	45,278	1,082	367,957
Additions		63,598	—	1,348	5,924	272	71,142
Additions related to asset acquisitions	5	13	—	—	30	—	43
Dispositions		(7,325)	(9,000)	—	(5)	(92)	(16,422)
Transfer to assets held for sale	10	(9,688)	—	—	—	—	(9,688)
Effect of change in discount rate in asset retirement obligations	21	—	—	—	(499)	—	(499)
Balance as of December 31, 2023		354,803	—	5,740	50,728	1,262	412,533

Accumulated Depreciation
Balance as of January 1, 2023		120,097	6,000	270	21,636	526	148,529
Depreciation	29, 31	77,551	—	154	3,556	194	81,455
Dispositions		(5,756)	(9,000)	—	(5)	(73)	(14,834)
Transfer to assets held for sale	10	(8,418)	—	—	—	—	(8,418)
Impairment	11	1,882	3,000	—	—	—	4,882
Impairment on deposits transferred to PPE		14,438	—	—	469	—	14,907
Balance as of December 31, 2023		199,794	—	424	25,656	647	226,521

Net book value as of December 31, 2023		155,009	—	5,316	25,072	615	186,012
Miners

Further details of the quantity and models of BTC Miners held by the Company as of December 31, 2024 and December 31, 2023 are as follows:

	Notes	MicroBT WhatsMiner*	Bitmain S19j Pro	Bitmain T21	Bitmain S21**	Total
Quantity as of January 1, 2024		51,738	16,361	—	—	68,099
Additions		1,943	—	62,443	9,363	73,749
Dispositions		(15,830)	(699)	—	—	(16,529)
Quantity as of December 31, 2024		37,851	15,662	62,443	9,363	125,319
Classified as assets held for sale	10	(24,927)	(7,996)	—	—	(32,923)
Presented as property, plant and equipment		12,924	7,666	62,443	9,363	92,396

*	Includes 23,106 M30 of which 15,226 are classified as assets held for sale, 10,329 M31 of which 9,169 are classified as assets held for sale, 2,473 M50 of which 532 are classified as assets held for sale and 1,943 M53 Miners.

**	Includes 3,975 S21, 4,523 S21 Pro and 865 S21 Hydro Miners.

Refer to Note 10 for more details on assets held for sale.

	Notes	MicroBT WhatsMiner*	Bitmain S19j Pro	Innosilicon T3 & T2T	Bitmain S19XP	Total
Quantity as of January 1, 2023		45,375	7,172	5,711	—	58,258
Additions		8,281	9,289	—	409	17,979
Dispositions		(1,918)	(100)	(5,711)	(409)	(8,138)
Quantity as of December 31, 2023		51,738	16,361	—	—	68,099
Classified as assets held for sale	10	(731)	(300)	—	—	(1,031)
Presented as property, plant and equipment		51,007	16,061	—	—	67,068

*	Includes 731 M20S classified as assets held for sale, 36,018 M30S, 12,517 M31S and 2,473 M50 Miners.

Refer to Note 10 for more details on assets held for sale.

Changes in the useful life, residual value and depreciation method of certain Miners in the first quarter of 2024

i.	Background

During the first quarter of 2024, the Company exercised its purchase option for 28,000 Bitmain T21 Miners and entered into purchase agreements to acquire 19,280 Bitmain T21 Miners, 3,888 Bitmain S21 Miners and 740 Bitmain S21 Hydro Miners. Refer to Note 14 for more details. The Company intends to liquidate its older Miners that are expected to be replaced with the Bitmain T21 Miners, Bitmain S21 Miners, Bitmain S21 Hydro Miners and other Hydro Miners. Refer to Note 10 for more details about the Miners held for sale.

ii.	Accelerated depreciation

The older Miners will remain in service until the new Miners are installed to replace them. The Company has changed the usage and the retention strategy of the older Miners and, accordingly, revised their specific useful life, residual value and depreciation method.

The changes are summarized as follows:

●	decreasing the specific useful life of the older Miners from five years to two years to reflect their eventual disposal in 2024;
●	decreasing the residual values to reflect the expected proceeds from the eventual disposals; and
●	accelerating the depreciation method from sum-of-years over five years to straight-line method over two years to represent the change in pattern in which their future economic benefits are expected to be consumed by the Company.

During the year ended December 31, 2024, the Company recorded accelerated depreciation of $77,600 on its older Miners. These older Miners assets were fully depreciated to their residual values by the end of 2024 and no effect is expected in future periods.

The decision to replace the older Miners, as well as a review of the useful life, residual value and depreciation method were indicators for impairment testing during the first quarter of 2024. As a result, the Company performed evaluations of the recoverable amount of the assets for operating the data centers separately in Canada, United States, Argentina and Paraguay. Based on its calculations, which were based on discounted cash flow models, the Company determined that no impairment loss should be recorded.

Change in the useful life, depreciation method and residual values of all Miners in the fourth quarter of 2024

In the fourth quarter of 2024, as part of the Company’s annual review of its estimates used to account for property, plant and equipment, the Company reassessed the depreciation method, the useful life and the residual values of BVVE.

During 2024, the Company made the strategic decisions to i) replace older Miners before the end of their initial useful life as explained above and ii) amend on November 12, 2024 the Purchase Option and the March 2024 Purchase Order and upgrade 18,853 Bitmain T21 Miners with 18,853 Bitmain S21 Pro Miners. Refer to Note 14 for more details.

Change in the useful life, depreciation method and residual values of all Miners in the fourth quarter of 2024 (Continued)

The Company concluded that the expected average useful life of Miners is less than 5 years and the sum-of-year method does not best reflect the pattern of consumption of its future economic benefits.

Accordingly, the Company modified the useful life of the Miners from 5 to 3 years and the depreciation method from sum-of-years to the straight-line method. The residual values of the Miners remained nil.

In addition, the depreciation method of the mining-related equipment was modified from sum-of-years to the straight-line method.

All these modifications represent changes in accounting estimates and were applied prospectively, starting December 1, 2024, resulting in an additional depreciation expense of $2,061 during the year ended December 31, 2024.